Leases - Total Amounts of Future Minimum Lease Payments Receivable Under Non-cancellable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	¥ 121,179	¥ 127,742
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	35,937	38,072
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	67,235	70,813
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease payments receivable under non-cancellable operating leases	¥ 18,007	¥ 18,857